Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (“CAP”) and certain financial performance of the Company. Unless the context requires otherwise, references to years below mean our fiscal years.

PAY VERSUS PERFORMANCE TABLE

	Summary		Average SCT		Value of Initial Fixed $100 Investment Based On:
Year	Compensation Table (SCT) Total for CEO(1) ($)	Compensation Actually Paid (CAP) to CEO(2) ($)	Total for Non-CEO NEOs(3) ($)	Average CAP to Non-CEO NEOs(4) ($)	Total Shareholder Return (TSR)(5) ($)	Peer Group TSR(6) ($)	Net Income(7) ($ in millions)	Adjusted Operating Income(8) ($ in millions)
2024	8,999,384	4,758,413	4,021,616	3,099,815	122.27	$125.01	2,746	5,360
2023	11,359,250	8,155,888	6,765,828	5,379,052	140.65	$126.06	2,846	5,297
2022	7,098,246	11,036,341	5,609,580	9,451,924	148.13	$132.48	2,368	4,989
2021	8,605,599	6,901,200	6,259,577	7,248,556	123.00	$119.88	1,024	5,268
2020	6,140,131	13,126,331	9,160,325	15,041,961	117.05	$105.53	361	5,558

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote [Text Block]
(i)	In 2024 Mr. Abrams-Rivera did not receive a cash bonus other than his PBP payout reflected in Non-Equity Incentive Compensation. In 2020, 2021, 2022 and 2023, Mr. Patricio did not receive a cash bonus other than his PBP payout reflected in Non-Equity Incentive Compensation.

Peer Group Issuers, Footnote [Text Block]
(6)	Represents the S&P Consumer Staples Food and Soft Drink Products, which we consider to be our peer group under Regulation S-K Item 201(e), as presented in our 2024 Annual Report. Based on an initial fixed investment of $100 on December 26, 2020, the last day of our 2020 fiscal year. TSR is weighted according to each peer company’s stock market capitalization at the beginning of each period for which a return is indicated.

PEO Total Compensation Amount	$ 8,999,384	$ 11,359,250	$ 7,098,246	$ 8,605,599	$ 6,140,131
PEO Actually Paid Compensation Amount	$ 4,758,413	8,155,888	11,036,341	6,901,200	13,126,331
Adjustment To PEO Compensation, Footnote

RECONCILIATION OF SCT TOTAL FOR CEO TO CAP TO CEO:

CAP to CEO	2024	2023	2022	2021	2020
Summary Compensation Table (SCT) Total(i)	8,999,384	11,359,250	7,098,246	8,605,599	6,140,131
(Less), value of Stock Awards and Option Awards reported in SCT(ii)	6,533,365	6,264,792	2,875,162	3,743,976	360,783
Plus, year-end fair value of outstanding and unvested equity awards granted in the year(iii)	5,388,537	6,295,041	3,026,056	3,558,241	484,088
Plus, fair value as of vesting date of equity awards granted and vested in the year(iv)	—	—	—	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years(iii)	(3,116,715)	(730,077)	2,843,969	(4,612,721)	6,862,895
Plus (less), change in fair value from the prior year-end through the vesting date of equity awards granted in prior years that vested in the year(iii)	(384,603)	(2,503,534)	1,654,310	3,094,057	—
Less, prior year-end fair value for any equity awards forfeited in the year(iii)	—	—	(711,078)	—	—
CAP to CEO(a)(b)(c)	4,758,413	8,155,888	11,036,341	6,901,200	13,126,331
(i)	In 2024 Mr. Abrams-Rivera did not receive a cash bonus other than his PBP payout reflected in Non-Equity Incentive Compensation. In 2020, 2021, 2022 and 2023, Mr. Patricio did not receive a cash bonus other than his PBP payout reflected in Non-Equity Incentive Compensation.
(ii)	Deductions include the total grant date fair value of awards as reported in the Summary Compensation Table for each applicable fiscal year.
(iii)	Additions include the aggregate sum of: increase by fair value of awards granted during the applicable year that remain unvested as of the applicable fiscal year end, determined at the applicable fiscal year end; increase or decrease by change in fair value of outstanding unvested prior year awards that remain unvested at the applicable fiscal year end as compared to the fair value as of the prior fiscal year end; increase or decrease by the change in fair value of prior fiscal awards that vested during the applicable year as of the vesting date as compared to the fair value as of the prior fiscal year end; deduction of fair value of the prior year awards as of the prior fiscal year end that were forfeited during the applicable year; increase by the amount of dividends paid on unvested awards during the applicable year prior to the vesting date; increase by incremental fair value of stock options modified during the applicable year.
(iv)	In 2020, 2021, 2022, 2023, and 2024 we did not grant any awards that vested in the same year they were granted.
(v)	In 2019, Mr. Patricio was granted new hire awards of PSUs and RSUs in the aggregate amount of $35 million, conditioned on his investment of $20 million to purchase shares of the Company stock, with a four-year holding requirement. He was not eligible to receive additional equity awards in 2020, 2021, and 2022, other than matching RSUs that may be granted to Mr. Patricio through his participation in our Bonus Investment Plan.
(vi)	Mr. Patricio was also granted a new hire award of PSUs based on the achievement of certain Company stock price targets. As of fiscal year-end 2022, the target had not been met.
(vii)	In 2023, Mr. Patricio became eligible to receive equity awards.

Non-PEO NEO Average Total Compensation Amount	$ 4,021,616	6,765,828	5,609,580	6,259,577	9,160,325
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,099,815	5,379,052	9,451,924	7,248,556	15,041,961
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

RECONCILIATION OF AVERAGE SCT FOR NON-CEO NEOS TO AVERAGE CAP TO NON-CEO NEOS:

CAP to Non-CEO NEOs	2024	2023	2022	2021	2020
Summary Compensation Table (SCT) Total(i)(ii)	4,021,616	6,765,828	5,609,580	6,259,577	9,160,325
Less, value of Stock Awards and Option Awards reported in SCT(iii)	1,351,927	3,057,950	2,479,584	1,902,553	10,181,443
Plus, year-end fair value of outstanding and unvested equity awards granted in the year(iv)	1,867,990	3,127,635	2,666,378	1,616,112	13,273,785
Plus, fair value as of vesting date of equity awards granted and vested in the year(v)	—	—	—	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years(iv)	(1,478,651)	(681,776)	3,238,765	712,113	2,789,294
Plus (less) change in fair value from the prior year-end through the vesting date of equity awards granted in prior years that vested in the year(iv)	(124,758)	(774,685)	416,784	619,857	—
Less, prior year-end fair value for any equity awards forfeited in the year(iv)	—	—	—	(56,550)	—
CAP to Non-CEO NEOs(a)(b)(c)	3,099,815	5,379,052	9,451,924	7,248,556	15,041,961
(i)	In 2020, the summary compensation table average is impacted by new hire bonuses and new hire awards.
(ii)	In 2021, 2022, and 2023, no non-CEO NEOs received a cash bonus other than their PBP payout reflected in Non-Equity Incentive Compensation. In 2024, Mr. Navio received the third and final installment of a cash bonus in connection with his elevation to Business Unit President, U.S. Zone in January 2022.
(iii)	Deductions include the total grant date fair value of awards as reported in the Summary Compensation Table for each applicable year.
(iv)	Additions include the aggregate sum of: increase by fair value of awards granted during the applicable fiscal year that remain unvested as of the applicable fiscal year end, determined at the applicable fiscal year end; increase or decrease by change in fair value of outstanding unvested prior fiscal year awards that remain unvested at the applicable fiscal year end as compared to the fair value as of the prior fiscal year end; increase or decrease by the change in fair value of prior fiscal year awards that vested during the applicable fiscal year as of the vesting date as compared to the fair value as of the prior fiscal year end; deduction of fair value of the prior fiscal year awards as of the prior fiscal year end that were forfeited during the applicable fiscal year; increase by the amount of dividends paid on unvested awards during the applicable fiscal year prior to the vesting date; increase by incremental fair value of Options modified during the applicable fiscal year.
(v)	In 2020, 2021, 2022, 2023 and 2024 we did not grant any awards that vested in the same year they were granted.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CAP VERSUS COMPANY CUMULATIVE TSR

CAP to our CEO and other NEOs is aligned with the Company’s TSR. This is due primarily to the Company’s compensation philosophy of meritocracy and the significance of equity-based compensation in our compensation program, which aligns equity to the Company’s financial performance.

Compensation Actually Paid vs. Net Income [Text Block]

CAP VERSUS NET INCOME

Net income and the CEO and other NEOs’ CAP has fluctuated each year. This is due primarily to the fact that we do not use net income to determine compensation levels or incentive plan payouts.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

CAP VERSUS FIVE-YEAR CUMULATIVE ADJUSTED OPERATING INCOME

The CEO and NEOs’ CAP has fluctuated each year versus Adjusted Operating Income results primarily due to our philosophy of meritocracy and the fact that Adjusted Operating Income represents one of the metrics we use to determine incentive plan payouts.

Total Shareholder Return Vs Peer Group [Text Block]

PEER GROUP

The TSR peer group includes S&P Consumer Staples Good and Soft Drink Products companies, as also disclosed in our 2024 Annual Report. Companies included in the S&P Consumer Staples Food and Soft Drink Products index change periodically and are presented on the basis of the index as it is comprised on December 28, 2024. The peer group used for this pay versus performance disclosure differ from the peer groups we use for compensation and the TSR performance measure in our PSU awards. For additional information on our compensation and performance peer groups, see above under —Compensation Discussion and Analysis—Compensation Structure and Goals—Year-Round Executive Compensation-Setting Process—Role of Peer Groups.

TSR COMPARISON

We consider the S&P Consumer Staples Food and Soft Drink Products our peer group under Regulation S-K Item 201(e), as presented in our 2024 Annual Report.

Tabular List [Table Text Block]

LIST OF FINANCIAL PERFORMANCE MEASURES

The following represent the most important metrics we used to determine CAP for 2024, as further detailed in the Compensation Discussion and Analysis in this Proxy Statement:

●	Adjusted Operating Income
●	PBP Adjusted Operating Income
●	PBP Organic Net Sales
●	PBP Free Cash Flow conversion
●	PBP Adjusted Gross Profit Margin
●	Market share

Total Shareholder Return Amount	$ 122.27	140.65	148.13	123.00	117.05
Peer Group Total Shareholder Return Amount	125.01	126.06	132.48	119.88	105.53
Net Income (Loss) Attributable to Parent	$ 2,746,000,000	$ 2,846,000,000	$ 2,368,000,000	$ 1,024,000,000	$ 361,000,000
Company Selected Measure Amount	5,360,000,000	5,297,000,000	4,989,000,000	5,268,000,000	5,558,000,000
PEO Name	Mr. Patricio	Mr. Patricio	Mr. Patricio	Mr. Patricio	Mr. Patricio
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
Non-GAAP Measure Description [Text Block]
(8)	Our Company selected measure changed from PBP EBITDA to Adjusted Operating Income. This adjustment was made due to the change in our financial multiplier from one metric to three. PBP EBITDA is no longer a financial metric included in our incentive plans for 2024, therefore we selected Adjusted Operating Income which translates to our highest weighted PBP financial measure, PBP Adjusted Operating Income. Our 2024 financial metrics are defined above under —Compensation Discussion and Analysis —2024 Executive Compensation Program—Annual Cash-Based Performance Bonus Plan (PBP)—Financial Measure.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	PBP Adjusted Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	PBP Organic Net Sales
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	PBP Free Cash Flow conversion
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	PBP Adjusted Gross Profit Margin
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Market share
Less Value Of Stock Awards And Option Awards Reported In S C T [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,533,365	$ 6,264,792	$ 2,875,162	$ 3,743,976	$ 360,783
Less Value Of Stock Awards And Option Awards Reported In S C T [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,351,927	3,057,950	2,479,584	1,902,553	10,181,443
Plus Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,388,537	6,295,041	3,026,056	3,558,241	484,088
Plus Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,867,990	3,127,635	2,666,378	1,616,112	13,273,785
Plus Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Plus Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Plus Less Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,116,715)	(730,077)	2,843,969	(4,612,721)	6,862,895
Plus Less Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,478,651)	(681,776)	3,238,765	712,113	2,789,294
Plus Less Change In Fair Value From The Prior Year End Through The Vesting Date Of Equity Awards Granted In Prior Years That Vested In The Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(384,603)	(2,503,534)	1,654,310	3,094,057	0
Plus Less Change In Fair Value From The Prior Year End Through The Vesting Date Of Equity Awards Granted In Prior Years That Vested In The Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(124,758)	(774,685)	416,784	619,857	0
Less Prior Year End Fair Value For Any Equity Awards Forfeited In The Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(711,078)	0	0
Less Prior Year End Fair Value For Any Equity Awards Forfeited In The Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0	$ (56,550)	$ 0